STOCK-BASED COMPENSATION (Details Textual) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Noninterest Expense Directors Fees		$ 100,071	$ 110,000	$ 110,000
Officers' Compensation	$ 207,500	$ 1,039,000	$ 849,737	$ 368,233
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		360,000	2,590,000	3,000,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price		$ 0.38	$ 0.31	$ 0.07
Share based Compensation Arrangements By Share based Payment Award Options Grants In Period Grant Date Fair Value		$ 129,913	$ 769,421	$ 202,497
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options	462,308	$ 462,308
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition		3 years
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price		$ 0.23	$ 0.26
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price		$ 0.415	$ 0.46
Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period Shares Payment Of Directors Fees		408,892	321,611	1,210,583
Noninterest Expense Directors Fees	$ 15,000
Shares For Payment Of Directors Fees Outstanding	46,125	46,125
Stock Issued During Period Shares Payment Of Employee Salaries	638,407	4,236,555	2,518,668	3,439,467